Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.55%
Aerospace & Defense–2.91%
Airbus SE (France)	201,384	$34,833,677
Howmet Aerospace, Inc.	256,255	32,436,758
Northrop Grumman Corp.	55,781	27,180,408
		94,450,843
Agricultural & Farm Machinery–0.82%
Deere & Co.	56,077	26,724,055
Application Software–2.96%
Intuit, Inc.	48,692	29,288,725
Salesforce, Inc.	195,887	66,934,588
		96,223,313
Asset Management & Custody Banks–1.48%
BlackRock, Inc.	44,728	48,104,964
Biotechnology–1.11%
AbbVie, Inc.	196,274	36,094,789
Building Products–1.79%
Carlisle Cos., Inc.	74,316	28,943,109
Johnson Controls International PLC	375,529	29,291,262
		58,234,371
Cable & Satellite–0.51%
Comcast Corp., Class A	489,844	16,488,149
Communications Equipment–1.73%
Cisco Systems, Inc.	395,280	23,953,968
Motorola Solutions, Inc.	68,445	32,117,816
		56,071,784
Construction Materials–0.97%
CRH PLC	318,729	31,563,733
Consumer Finance–2.20%
American Express Co.	109,214	34,669,984
Capital One Financial Corp.	180,792	36,829,139
		71,499,123
Consumer Staples Merchandise Retail–2.42%
Walmart, Inc.	801,955	78,719,903
Data Center REITs–0.81%
Digital Realty Trust, Inc.	160,210	26,252,011
Distillers & Vintners–0.61%
Constellation Brands, Inc., Class A	109,976	19,883,661
Diversified Banks–4.32%
JPMorgan Chase & Co.	344,002	91,951,735
U.S. Bancorp	662,754	31,666,386
Wells Fargo & Co.	209,641	16,519,711
		140,137,832
Diversified Metals & Mining–0.50%
Teck Resources Ltd., Class B (Canada)	395,763	16,178,792
Shares		Value
Electric Utilities–1.95%
American Electric Power Co., Inc.	266,021	$26,165,826
PPL Corp.	1,109,419	37,276,478
		63,442,304
Electrical Components & Equipment–3.17%
Emerson Electric Co.	361,741	47,008,243
Hubbell, Inc.	80,994	34,261,272
Rockwell Automation, Inc.	77,605	21,607,560
		102,877,075
Electronic Manufacturing Services–0.92%
TE Connectivity PLC (Switzerland)	202,491	29,962,593
Financial Exchanges & Data–0.81%
CME Group, Inc., Class A	111,016	26,257,504
Food Distributors–0.94%
Sysco Corp.	420,828	30,686,778
Health Care Distributors–0.92%
McKesson Corp.	50,193	29,852,287
Health Care Equipment–3.15%
Becton, Dickinson and Co.	143,807	35,606,613
Stryker Corp.	94,206	36,861,866
Zimmer Biomet Holdings, Inc.	271,355	29,707,945
		102,176,424
Home Improvement Retail–1.60%
Lowe’s Cos., Inc.	199,708	51,932,068
Hotels, Resorts & Cruise Lines–2.06%
Marriott International, Inc., Class A	113,034	32,846,550
Royal Caribbean Cruises Ltd.	127,302	33,938,713
		66,785,263
Household Products–1.69%
Procter & Gamble Co. (The)	330,881	54,922,937
Industrial Machinery & Supplies & Components–1.34%
Parker-Hannifin Corp.	61,505	43,487,110
Industrial REITs–1.47%
Prologis, Inc.	401,500	47,878,875
Insurance Brokers–1.01%
Marsh & McLennan Cos., Inc.	151,891	32,942,120
Integrated Oil & Gas–1.29%
Chevron Corp.	281,776	42,038,162
Integrated Telecommunication Services–0.84%
AT&T, Inc.	1,147,491	27,229,961
Interactive Media & Services–4.97%
Alphabet, Inc., Class A	360,892	73,629,186
Meta Platforms, Inc., Class A	127,383	87,789,816
		161,419,002
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Investment Banking & Brokerage–2.30%
Charles Schwab Corp. (The)	495,571	$40,993,633
Morgan Stanley	243,563	33,716,426
		74,710,059
IT Consulting & Other Services–1.43%
Accenture PLC, Class A (Ireland)	120,552	46,406,492
Life Sciences Tools & Services–0.86%
Lonza Group AG (Switzerland)	43,840	27,798,598
Managed Health Care–2.08%
UnitedHealth Group, Inc.	124,370	67,469,481
Movies & Entertainment–0.90%
Walt Disney Co. (The)	259,605	29,350,941
Multi-line Insurance–1.44%
American International Group, Inc.	632,796	46,611,753
Multi-Utilities–0.73%
Ameren Corp.	251,641	23,704,582
Oil & Gas Exploration & Production–1.40%
ConocoPhillips	460,694	45,530,388
Oil & Gas Storage & Transportation–0.71%
Cheniere Energy, Inc.	102,888	23,010,901
Paper & Plastic Packaging Products & Materials–0.71%
Smurfit WestRock PLC	431,856	22,927,235
Pharmaceuticals–3.57%
Eli Lilly and Co.	78,566	63,723,311
Johnson & Johnson	183,925	27,984,189
Sanofi S.A., ADR	448,637	24,378,935
		116,086,435
Property & Casualty Insurance–0.78%
Hartford Financial Services Group, Inc. (The)	228,100	25,444,555
Rail Transportation–1.59%
Union Pacific Corp.	208,817	51,742,765
Shares		Value
Restaurants–1.74%
McDonald’s Corp.	196,282	$56,666,613
Semiconductor Materials & Equipment–0.68%
Applied Materials, Inc.	122,173	22,033,901
Semiconductors–7.49%
Broadcom, Inc.	362,846	80,286,934
NVIDIA Corp.	1,091,470	131,052,803
Texas Instruments, Inc.	172,183	31,786,704
		243,126,441
Systems Software–6.97%
Microsoft Corp.	545,461	226,399,043
Technology Hardware, Storage & Peripherals–4.92%
Apple, Inc.	677,046	159,782,856
Telecom Tower REITs–0.97%
American Tower Corp.	170,292	31,495,505
Tobacco–1.45%
Philip Morris International, Inc.	360,537	46,941,917
Trading Companies & Distributors–0.50%
AerCap Holdings N.V. (Ireland)	168,178	16,077,817
Transaction & Payment Processing Services–2.06%
Visa, Inc., Class A	195,646	66,871,803
Total Common Stocks & Other Equity Interests (Cost $1,911,521,473)		3,200,707,867
Money Market Funds–1.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(b)(c)	15,182,592	15,182,592
Invesco Treasury Portfolio, Institutional Class, 4.29%(b)(c)	28,326,149	28,326,149
Total Money Market Funds (Cost $43,508,741)		43,508,741
TOTAL INVESTMENTS IN SECURITIES–99.89% (Cost $1,955,030,214)		3,244,216,608
OTHER ASSETS LESS LIABILITIES—0.11%		3,498,770
NET ASSETS–100.00%		$3,247,715,378
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,117,766	$43,640,562	$(39,575,736)	$-	$-	$15,182,592	$156,108
Invesco Treasury Portfolio, Institutional Class	20,777,186	81,046,758	(73,497,795)	-	-	28,326,149	288,853
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,825,955	$12,411,945	$(15,237,900)	$-	$-	$-	$6,987*
Invesco Private Prime Fund	7,326,238	10,327,184	(17,653,422)	-	-	-	2,641*
Total	$42,047,145	$147,426,449	$(145,964,853)	$-	$-	$43,508,741	$454,589

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,138,075,592	$62,632,275	$—	$3,200,707,867
Money Market Funds	43,508,741	—	—	43,508,741
Total Investments	$3,181,584,333	$62,632,275	$—	$3,244,216,608
Invesco Rising Dividends Fund